CONCENTRATION	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION

NOTE 17 - CONCENTRATION

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. For the years ended September 30, 2025, 2024 and 2023, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

As of September 30, 2025 and 2024, $6,265,978 and $657,205 of the Company’s cash was on deposit at financial institutions in the PRC. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 (approximately $70,235) for each financial institution. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness. The Company has not experienced any losses in such accounts. As of September 30, 2025 and 2024, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

The Company sells its products primarily through direct distributors in the People’s Republic of China (the “PRC”) and to some extent, the overseas customers in European countries, North America and Middle East. For the year ended September, 2025, two customers accounted for 24.3% and 15.7% of the Company’s total revenue, respectively. For the year ended September 30, 2024, three customers accounted for 38.6%, 28.0% and 15.9% of the Company’s total revenue, respectively. For the year ended September 30, 2023, three customers accounted for 41.8%, 29.5% and 11.1% of the Company’s total revenue, respectively.

As of September 30, 2025, four customers accounted for approximately 36.5%, 26.1%, 20.3% and 13.9% of the total accounts receivable balance, respectively. As of September 30, 2024, three customers accounted for approximately 51.4%, 19.0% and 28.8% of the total accounts receivable balance, respectively.

For the year ended September 30, 2025, four suppliers accounted for approximately 22.5%, 16.9%, 14.2% and 10.8% of the total purchases, respectively. For the year ended September 30, 2024, two suppliers accounted for approximately 50.8% and 21.4% of the total purchases, respectively. For the years ended September 30, 2023 three suppliers accounted for approximately 41.8%, 29.5% and 11.1% of the total purchases, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS